Related Party Transactions (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Related Party Transaction
Total revenues	¥ 2,621,334	$ 359,121	¥ 3,317,821	¥ 3,128,877
Related Party
Related Party Transaction
Total revenues	1,146,710	157,098	1,266,766	1,351,563
One-time commissions | Related Party | Gopher Asset Management Co., Ltd.
Related Party Transaction
Total revenues	21,288	2,916	16,365	63,809
Recurring service fees | Related Party
Related Party Transaction
Total revenues	1,020,524	139,811	1,129,136	1,162,226
Recurring service fees | Related Party | Gopher Asset Management Co., Ltd.
Related Party Transaction
Total revenues	613,172	84,004	712,479	768,161
Recurring service fees | Related Party | HongShan Capital Investment Management (Tianjin) Co., Ltd.
Related Party Transaction
Total revenues	5,088	697	16,286	16,791
Recurring service fees | Related Party | Gopher Capital GP Ltd
Related Party Transaction
Total revenues	402,264	55,110	400,371	377,274
Performance-based income | Related Party
Related Party Transaction
Total revenues	104,898	14,371	121,265	125,528
Performance-based income | Related Party | Gopher Asset Management Co., Ltd.
Related Party Transaction
Total revenues	22,960	3,146	10,934	51,304
Performance-based income | Related Party | Gopher Capital GP Ltd
Related Party Transaction
Total revenues	¥ 81,938	$ 11,225	¥ 110,331	¥ 74,224